Income Taxes - Summary of Gross Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 673,247	$ 0
Increase related to prior year tax positions	0	628,383
Decreases related to prior year tax positions	(13,207)	0
Increase related to Current year tax positions	31,657	44,864
Decreases related to current year tax positions	0	0
Ending Balance	$ 691,697	$ 673,247